Summary of significant accounting policies - FY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Premiums receivable, net [Abstract]
Allowance for doubtful accounts	$ 2,100	$ 600
Intangible assets [Abstract]
Impairment recognized	0	0	$ 0
Impairment of long-lived assets [Abstract]
Impairment losses	0	0	$ 0
Adopted accounting pronouncements [Abstract]
Note payable	29,603	27,484		$ 27,223
Other assets	$ 1,912	2,235		$ 2,282
Furniture and Equipment [Member] | Minimum [Member]
Premises and equipment, net [Abstract]
Estimated useful life	7 years
Furniture and Equipment [Member] | Maximum [Member]
Premises and equipment, net [Abstract]
Estimated useful life	10 years
Electronic Data Processing Hardware and Software [Member] | Minimum [Member]
Premises and equipment, net [Abstract]
Estimated useful life	3 years
Electronic Data Processing Hardware and Software [Member] | Maximum [Member]
Premises and equipment, net [Abstract]
Estimated useful life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Premises and equipment, net [Abstract]
Estimated useful life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Premises and equipment, net [Abstract]
Estimated useful life	6 years
Accounting Standards Update 2015-03 [Member]
Adopted accounting pronouncements [Abstract]
Note payable	$ (400)	(500)
Other assets	$ (400)	$ (500)